Summary of Warrant Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Number of Warrants, Beginning balance	14,751,835	15,958,126
Exercise Price, Beginning balance	$ 2.06	$ 1.74
Number of Warrants, Ending balance	11,801,708
Exercise Price, Ending balance	$ 3.46
Number of Warrants, Exercisable	11,801,708
Exercise Price, Exercisable	$ 3.46
Convertible Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise Price, Warrants Issued		$ 0.093
Number of Warrants, exercised		(1,200,000)
Services [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Warrants, issued		1,000,000
Exercise Price, Warrants Issued		$ 1.23
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Warrants, issued		9,260,554
Exercise Price, Warrants Issued	$ 1.40	$ 0.093
Number of Warrants, exercised	(2,950,127)	(10,266,845)